PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	September 30, 2022			December 31, 2021
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Capital assets subject to depreciation:
Computers, software and office equipment	$2,363,546	$(2,219,765)	$143,781	$2,698,172	$(2,399,978)	$298,194
Machinery and equipment	164,509	(153,903)	10,606	183,618	(162,647)	20,971
Vehicles	35,390	(30,533)	4,857	101,674	(76,497)	25,177
Furniture and fixtures	355,786	(334,478)	21,308	401,862	(365,075)	36,787
Leasehold improvements	1,010,155	(900,049)	110,106	1,086,518	(955,547)	130,971
Total fixed assets	3,929,386	(3,638,728)	290,658	4,471,844	(3,959,744)	512,100
Capital assets not subject to depreciation:
Construction in progress	21,973	-	21,973	65,888	–	65,888
Total fixed assets	$3,951,359	$(3,638,728)	$312,631	$4,537,732	$(3,959,744)	$577,988